Carrying Amount and Fair Value of Financial Instruments (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Disclosure Carrying Amount And Fair Value Of Financial Instruments [Abstract]
Capital lease obligations	$ 0.6